Share Repurchase Program	6 Months Ended
Jun. 30, 2024
Share Repurchase Program Abstract
Share Repurchase Program

11. Share Repurchase Program

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the three months ended June 30, 2024, we repurchased 686,396 of our common shares for $11,000 at an average price of $16.03 per share. During the six months ended June 30, 2024, we repurchased 1,675,815 of our common shares for $25,000 at an average price of $14.92 per share. These repurchases are recorded at cost as treasury shares within the unaudited condensed consolidated statement of financial position and unaudited condensed consolidated statement of shareholders' equity. As of June 30 2024, a total of $25,000 remained available for future repurchases of our common shares under our Share Repurchase Program.